Significant accounting policies Significant accounting policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Restricted cash	$ 2,279	$ 5,095